CONSOLIDATED BALANCE SHEETS - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	¥ 11,024,906	¥ 29,209,388
Restricted cash	609,975	2,332,145
Short-term deposits	25,858,007	979,897
Short-term investments	2,833,763	2,820,711
Accounts and notes receivable, net	2,673,494	1,128,892
Current portion of installment payment receivables, net	887,202	156,069
Inventory	2,661,921	1,343,025
Amounts due from related parties	32,785	682
Prepayments and other current assets	2,248,683	1,708,469
Total current assets	48,830,736	39,679,278
Non-current assets
Property, plant and equipment, net	5,424,776	3,081,502
Right-of-use assets, net	1,561,175	461,184
Intangible assets, net	878,724	607,781
Land use rights, net	595,471	249,934
Installment payment receivables, net	1,863,492	397,467
Other non-current assets	1,730,486	228,633
Long-term investments	1,549,176	1,000
Long-term deposits	3,217,266	0
Total non-current assets	16,820,566	5,027,501
Total assets	65,651,302	44,706,779
Current liabilities
Short-term borrowings	0	127,900
Accounts and notes payable	12,362,186	5,111,745
Amounts due to a related party	24,919	12,062
Current portion of lease liabilities	373,488	119,565
Current portion of deferred revenue	418,227	163,617
Current portion of long-term borrowings	0	45,000
Accruals and other liabilities	4,811,107	2,256,165
Income taxes payable	22,737	1,209
Total current liabilities	18,012,664	7,837,263
Non-current liabilities
Long-term borrowings	1,675,106	1,645,000
Lease liabilities	1,189,754	352,501
Deferred revenue	479,061	144,767
Other non-current liabilities	2,148,139	297,439
Total non-current liabilities	5,492,060	2,439,707
Total liabilities	23,504,724	10,276,970
Commitments and contingencies
SHAREHOLDERS' (DEFICIT) EQUITY
Additional paid-in capital	59,980,534	46,482,512
Statutory reserve	6,047	0
Accumulated deficit	(16,191,566)	(11,322,423)
Accumulated other comprehensive loss	(1,648,549)	(730,381)
Total shareholders' (deficit) equity	42,146,578	34,429,809
Total liabilities, mezzanine equity and shareholders' (deficit) equity	65,651,302	44,706,779
Common Class A [Member]
SHAREHOLDERS' (DEFICIT) EQUITY
Common Stock, Value, Issued	87	63
Common Class B [Member]
SHAREHOLDERS' (DEFICIT) EQUITY
Common Stock, Value, Issued	25	26
Common Class C [Member]
SHAREHOLDERS' (DEFICIT) EQUITY
Common Stock, Value, Issued	¥ 0	¥ 12